                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-10

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 222 Lakeview Avenue
         Suite 1130
         West Palm Beach, FL 33408

Form 13F File Number: 028-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  J. W. O'Neill Jr.
Title: CFO
Phone: 561-832-4110

Signature, Place, and Date of Signing:


     /s/ Joseph W. O'Neill Jr.           West Palm Beach, FL         2-14-11
------------------------------------   ------------------------   --------------
            [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28-_________________     ___________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:          127
Form 13F Information Table Value Total:      445,169
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number     Name
---   --------------------     ----

___   28-_________________     ___________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                      VOTING AUTHORITY
                                                         VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER   -------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ------- -------- ------- ------ ----
1st United Bancorp  Inc. (FL)  COM              33740N105      137    19759 SH       Sole                    19759
ABBOTT LABORATORIES            COM              002824100     5270   110000 SH       Sole                   110000
ABINGTON CMNTY BANCORP INC     COM              00350L109      264    22100 SH       Sole                    22100
ALLEGIANT TRAVEL CO            COM              01748X102     2462    50000 SH  PUT  Sole                    50000
                                                              2462    50000 SH  PUT  Sole                    50000
ALLETE INC                     COM              018522300     1505    40400 SH       Sole                    40400
AMAZON COM INC                 COM              023135106    18000   100000 SH  PUT  Sole                   100000
                                                              9000    50000 SH  PUT  Sole                    50000
AMERICAN WATER WKS  CO INC     COM              030420103     7208   285000 SH       Sole                   285000
AMERIS BANCORP                 COM              03076K108     2425   230103 SH       Sole                   230103
ARCHER-DANIELS MIDLAND CO      COM              039483102     1895    63000 SH       Sole                    63000
BRIDGEPOINT EDUCATION INC      COM              10807M105     1900   100000 SH  PUT  Sole                   100000
                                                               570    30000 SH  PUT  Sole                    30000
                                                               380    20000 SH  PUT  Sole                    20000
                                                               760    40000 SH  PUT  Sole                    40000
BROADRIDG FIN                  COM              11133T103     4934   225000 SH       Sole                   225000
CAPE BANCORP INC    COM        COM              139209100      150    17683 SH       Sole                    17683
CHESAPEAKE UTILITIES CORP      COM              165303108     1356    32652 SH       Sole                    32652
CHICOS FAS INC                 COM              168615102      938    78000 SH       Sole                    78000
CHIPOTLE MEXICAN    GRILL INC  COM              169656105     8506    40000 SH  PUT  Sole                    40000
CISCO SYSTEMS INC              COM              17275R102     2326   115000 SH       Sole                   115000
CLOUD PEAK ENERGY INC          COM              18911Q102     1510    65000 SH       Sole                    65000
CNO FINANCIAL GROUP INC        COM              12621E103    14049  2072100 SH       Sole                  2072100
DEERE & CO COM                 COM              244199105     5415    65200 SH       Sole                    65200
DEVON ENERGY CORP              COM              25179M103     1798    22900 SH       Sole                    22900
DINEEQUITY INC                 COM              254423106     1481    30000 SH  PUT  Sole                    30000
                                                              1481    30000 SH  PUT  Sole                    30000
                                                               741    15000 SH  PUT  Sole                    15000
                                                               988    20000 SH  PUT  Sole                    20000
                                                               741    15000 SH  PUT  Sole                    15000
                                                               741    15000 SH  PUT  Sole                    15000
                                                              4938   100000 SH  PUT  Sole                   100000
                                                              3457    70000 SH  PUT  Sole                    70000
                                                              4938   100000 SH  PUT  Sole                   100000
ENSCO INTL INC      ADR        COM              29358Q109     5124    96000 SH       Sole                    96000
ENTERTAINMENT PROPERTIES TRUST COM              29380T105     1850    40000 SH  PUT  Sole                    40000
                                                              3543    76600 SH  PUT  Sole                    76600
EXXON MOBIL CORP               COM              30231G102     2632    36000 SH       Sole                    36000
FLOW INTERNATIONAL CORP        COM              343468104     4265  1042751 SH       Sole                  1042751
FTI CONSULTING INC             COM              302941109     1864    50000 SH  PUT  Sole                    50000
                                                              3754   100700 SH  PUT  Sole                   100700
                                                              1864    50000 SH  PUT  Sole                    50000
GENESEE & WYO INC   CL A       COM              371559105     1059    20000 SH  PUT  Sole                    20000
                                                              5560   105000 SH  PUT  Sole                   105000
GOLD RESOURCE CORP             COM              38068t105     1760    60000 SH  PUT  Sole                    60000
GREAT PLAINS ENERGY INC        COM              391164100     1357    70000 SH       Sole                    70000
GREEN MOUNTAIN COFFEE ROASTERS COM              393122106     3943   120000 SH  PUT  Sole                   120000
                                                              1643    50000 SH  PUT  Sole                    50000
                                                              2957    90000 SH  PUT  Sole                    90000
                                                              3286   100000 SH  PUT  Sole                   100000
                                                              1643    50000 SH  PUT  Sole                    50000
                                                              4272   130000 SH  PUT  Sole                   130000
                                                              1068    32500 SH  PUT  Sole                    32500
                                                              8215   250000 SH  PUT  Sole                   250000
                                                              3286   100000 SH  PUT  Sole                   100000
                                                              1643    50000 SH  PUT  Sole                    50000
                                                              2300    70000 SH  PUT  Sole                    70000
                                                               986    30000 SH  PUT  Sole                    30000
                                                              1643    50000 SH  PUT  Sole                    50000




GULF IS FABRICATION INC        COM              402307102     1916    68000 SH       Sole                    68000
HEINZ H J CO                   COM              423074103     5441   110000 SH       Sole                   110000
HERITAGE FINANCIAL  GROUP INC  COM              42726X102     3353   270000 SH       Sole                   270000
HMN FINANCIAL INC              COM              40424G108      350   124705 SH       Sole                   124705
INDIANA CMNTY BANCORP          COM              454674102      449    26000 SH       Sole                    26000
INTEL CORP                     COM              458140100     2103   100000 SH       Sole                   100000
ITT EDL SVCS INC               COM              45068B109     6369   100000 SH  PUT  Sole                   100000
JARDEN CORP                    COM              471109108     6637   215000 SH  PUT  Sole                   215000
                                                              1544    50000 SH  PUT  Sole                    50000
JOHNSON & JOHNSON   COM        COM              478160104     2103    34000 SH       Sole                    34000
LAFAYETTE COMMUNITY BANCORP    COM              506080100       74    15601 SH       Sole                    15601
LANCASTER COLONY CORP          COM              513847103     9438   165000 SH       Sole                   165000
LENDER PROCESSING SERVICES     COM              52602e102     1476    50000 SH  PUT  Sole                    50000
LULULEMON ATHLETICA INC        COM              550021109     2053    30000 SH  PUT  Sole                    30000
                                                              2737    40000 SH  PUT  Sole                    40000
MARKET VECTORS GOLD MINERS     COM              57060U100     1537    25000 SH       Sole                    25000
MB FINANCIAL INC               COM              55264U108     1214    70067 SH       Sole                    70067
MICROSOFT CORP                 COM              594918104     3907   140000 SH       Sole                   140000
MIDDLEBURG FINANCIALCORP       COM              596094102      347    24300 SH       Sole                    24300
MONROE BANCORP                 COM              610313108      971    67596 SH       Sole                    67596
MONSANTO CO (NEW)              COM              61166W101     3830    55000 SH       Sole                    55000
MVC CAP INC                    COM              553829102     4349   297900 SH       Sole                   297900
NETFLIX INC                    COM              64110L106     3514    20000 SH  PUT  Sole                    20000
                                                              8785    50000 SH  PUT  Sole                    50000
                                                              3514    20000 SH  PUT  Sole                    20000
                                                              2636    15000 SH  PUT  Sole                    15000
                                                              3514    20000 SH  PUT  Sole                    20000
                                                              1757    10000 SH  PUT  Sole                    10000
                                                              3514    20000 SH  PUT  Sole                    20000
NEWMONT MINING CORP            COM              651639106     2015    32800 SH       Sole                    32800
NORTHFIELD BANCORP             COM              66611L105      704    52879 SH       Sole                    52879
NORTHWEST BANCSHARES INC/MD    COM              667340103     2032   172500 SH       Sole                   172500
NUCOR CORP                     COM              670346105     2410    55000 SH       Sole                    55000
OLD REP INTL CORP              COM              680223104    13173   966436 SH       Sole                   966436
OPENTABLE INC                  COM              68372A104     2114    30000 SH  PUT  Sole                    30000
PATTERSON-UTI ENERGY INC (EX P COM              703481101     4299   199500 SH       Sole                   199500
PEOPLES UNITED      FINANCIAL  COM              712704105     1401   100000 SH       Sole                   100000
PMI GROUP INC                  COM              69344M101      634   192000 SH       Sole                   192000
POTLATCH HOLDINGS   INC        COM              737630103     1628    50000 SH       Sole                    50000
RADIOSHACK CORP DEL            COM              750438103     3513   190000 SH       Sole                   190000
SEACOAST BKG CORP FLA          COM              811707306     8633  5913064 SH       Sole                  5913064
SNYDERS-LANCE INC              COM              833551104    15588   665000 SH       Sole                   665000
SPDR GOLD TRUST                COM              78463V107     7261    52342 SH       Sole                    52342
STRYKER CORP                   COM              863667101    10955   204000 SH       Sole                   204000
TIME WARNER INC                COM              887317303     2305    71666 SH       Sole                    71666
TRADESTATION GP                COM              89267P105     2700   400000 SH       Sole                   400000
VALERO ENERGY CORP             COM              91913Y100      694    30000 SH  CALL Sole                    30000
VF CORP                        COM              918204108     5326    61800 SH       Sole                    61800
WEST MARINE INC                COM              954235107     1323   125000 SH       Sole                   125000
WESTERN UNION CO               COM              959802109     3900   210000 SH       Sole                   210000
ZIMMER HOLDINGS INC            COM              98956P102     4659    86783 SH       Sole                    86783
FEDERAL NATIONAL MORTGAGE ASSO PFD              313586737       64   123600 SH       Sole                   123600
HEINZ FINANCE CO    PFD        PFD              42307T306    11835      110 SH       Sole                      110
LAS VEGAS SANDS CORPPFD        PFD              517834206     5669    50000 SH       Sole                    50000
CHINA LIFE INSURANCECO ADR     ADR              16939P106     2447    40000 SH  PUT  Sole                    40000
STATOIL ASA                    ADR              85771P102     4754   200000 SH       Sole                   200000
VALE S.A             ADR       ADR              91912E105     6223   180000 SH  PUT  Sole                   180000
                                                              3457   100000 SH  PUT  Sole                   100000
                                                              3457   100000 SH  PUT  Sole                   100000
                                                              3457   100000 SH  PUT  Sole                   100000
                                                              3111    90000 SH  PUT  Sole                    90000
                                                              4148   120000 SH  PUT  Sole                   120000
                                                              1729    50000 SH  PUT  Sole                    50000
                                                              2420    70000 SH  PUT  Sole                    70000
CURRENCYSHARES AUSTRALIAN DLR                   23129U101     5099    50000 SH  PUT  Sole                    50000
GABELLI DIVID & INCOME TR                       36242H104      539    35100 SH       Sole                    35100
ANR 7.25% 8-1-14               CONV             350472AC0     6105  6000000 PRN      Sole                  6000000
MTG VRN CB 01APR2063 144A      CONV             552848AB9     7718  7000000 PRN      Sole                  7000000
